Expenses by nature (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development [Abstract]
External research and development expenses		$ 27,562	$ 22,777	$ 16,019
Employee expenses	[1],[2]	7,216	6,771	4,119
Depreciation		21	35	33
Other expenses		217	238	313
Total research and development expenses		35,016	29,821	20,484
General and administrative [Abstract]
External costs		10,182	7,692	7,785
Employee expenses	[2],[3]	4,820	3,429	2,271
Depreciation		294	280	14
Total general and administrative expenses		15,296	11,401	10,070
Total operating expenses		50,312	41,222	30,554
Share-based compensation expense included in employees expenses for employees in research and development department		500	1,400	1,000
Share-based compensation expense included in employees expenses in general and administrative		$ 700	$ 900	$ 700

[1]	Included in employee expenses is share-based compensation expense of $0.5 million, $1.4 million and $1.0 million for the years ended December 31, 2024, 2023 and 2022, respectively, relating to employees in the research and development department.
[2]	Includes termination expenses incurred in the year ended December 31, 2024.
[3]	Included in employee expenses is share-based compensation expense of $0.7 million, $0.9 million and $0.7 million for the years ended December 31, 2024, 2023 and 2022, respectively, relating to employees in the general and administrative department.